LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
The following table sets forth our long-term debt for the periods indicated:

	December 31,	December 31,
	2013	2012
	(Thousands of dollars)
ONEOK
$400,000 at 5.2% due 2015	$400,000	$400,000
$700,000 at 4.25% due 2022	700,000	700,000
$100,000 at 6.5% due 2028	87,649	87,662
$100,000 at 6.875% due 2028	100,000	100,000
$400,000 at 6.0% due 2035	400,000	400,000
Total ONEOK senior notes payable	1,687,649	1,687,662
ONEOK Partners
$650,000 at 3.25% due 2016	650,000	650,000
$450,000 at 6.15% due 2016	450,000	450,000
$400,000 at 2.0% due 2017	400,000	400,000
$425,000 at 3.2% due 2018	425,000	—
$500,000 at 8.625% due 2019	500,000	500,000
$900,000 at 3.375 % due 2022	900,000	900,000
$425,000 at 5.0 % due 2023	425,000	—
$600,000 at 6.65% due 2036	600,000	600,000
$600,000 at 6.85% due 2037	600,000	600,000
$650,000 at 6.125% due 2041	650,000	650,000
$400,000 at 6.2% due 2043	400,000	—
Guardian Pipeline
Average 7.85% due 2022	67,208	74,857
Total ONEOK Partners senior notes payable	6,067,208	4,824,857
Total long-term notes payable	7,754,857	6,512,519
Unamortized portion of terminated swaps	25,340	27,058
Unamortized debt discount	(15,890)	(14,878)
Current maturities	(10,650)	(10,650)
Long-term debt	$7,753,657	$6,514,049

Aggregate maturities of long-term debt outstanding
The aggregate maturities of long-term debt outstanding for the years 2014 through 2018 are shown below:

	ONEOK	ONEOK Partners	Guardian Pipeline	Total
	(Millions of dollars)
2014	$3.0	$—	$7.7	$10.7
2015	$403.0	$—	$7.7	$410.7
2016	$3.0	$1,100.0	$7.7	$1,110.7
2017	$3.0	$400.0	$7.7	$410.7
2018	$3.0	$425.0	$7.7	$435.7